Schedule of Dividends Payable (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Related Party [Member]
Class of Stock [Line Items]
Total dividend shares due	$ 30,737
Fair value of dividends payable	$ 84,834
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	363,000	0
Preferred stock, shares outstanding	363,000	0
Stated value per share	$ 10	$ 10
Series A Convertible Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	363,000
Preferred stock, shares outstanding	363,000
Stated value per share	$ 10
Dividend rate	10.00%
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	140,000	0
Preferred stock, shares outstanding	140,000	0
Stated value per share	$ 10	$ 10
Series B Convertible Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	140,000
Preferred stock, shares outstanding	140,000
Stated value per share	$ 10
Dividend rate	12.00%
Series A Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Dividend shares due per year	363,000
Market price - reporting period end date	$ 2.76
Minimum price - 70%/80% discount to market price	80.00%
Conversion price	$ 2.21
Dividend shares due per quarter	41,101
Allocation for days outstanding this period end	48.91%
Total dividend shares due	$ 20,104
Fair value of dividends payable	$ 55,486
Series B Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Dividend shares due per year	168,000
Market price - reporting period end date	$ 2.76
Minimum price - 70%/80% discount to market price	70.00%
Conversion price	$ 1.93
Dividend shares due per quarter	21,739
Allocation for days outstanding this period end	48.91%
Total dividend shares due	$ 10,633
Fair value of dividends payable	$ 29,348